Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of (Loss) or Income Before Income Taxes

The Group’s (loss) /income before income taxes consists of:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Non-Mainland China	(2,024,738)	(505,068)	(366,657)	(51,643)
Mainland China	(3,987,250)	471,292	2,399,258	337,929
	(6,011,988)	(33,776)	2,032,601	286,286

Components of Income Tax Expense

Income tax expense for the years ended December 31, 2021, 2022 and 2023 consists of:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax expense	78,010	53,944	81,055	11,416
Deferred income tax expense/(benefit)	18,535	30,056	(1,008)	(142)
	96,545	84,000	80,047	11,274

Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss or income is as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Income tax (benefit)/expense at PRC statutory rate	(1,502,997)	(8,444)	508,150	71,571
Effect of differing tax rates in different jurisdictions	377,604	184,999	98,963	13,939
Non-taxable item	181,972	(119,094)	119,442	16,823
Research and development super-deduction	(162,103)	(115,975)	(141,454)	(19,923)
Effect of PRC preferential tax rates and tax holiday	269,585	23,564	(169,264)	(23,840)
Other adjustments	(2,151)	(41,940)	14,692	2,068
Change in valuation allowance	934,635	160,890	(350,482)	(49,364)
Income tax expense	96,545	84,000	80,047	11,274

Summary of Tax Effects of Temporary Differences to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	455,724	545,144	76,783
Bad debt provision	71,811	75,942	10,696
Net operating losses carried forward	1,737,385	1,565,134	220,445
Recorded cost relating to capitalized assets	3,799,494	3,527,191	496,794
Fixed assets depreciation	15,979	13,578	1,912
Valuation allowance	(6,037,351)	(5,686,869)	(800,979)
Deferred tax assets, net	43,042	40,120	5,651
Deferred tax liabilities:
Long term investment fair value change	44,874	40,944	5,767

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	—	—	—
Deferred tax liabilities	1,832	824	116